PROSPECTUS SUPPLEMENT

March 16, 2015

for

Guardian Investor IISM Variable Annuity • The Guardian Investor® Individual Variable Annuity

The Guardian Investor Variable Annuity B Series® • The Guardian Investor Variable Annuity L Series®

The Guardian Investor Asset Builder® Variable Annuity

The Guardian Investor Income Access® Variable Annuity

The Guardian Investor Retirement Asset Manager® Variable Annuity

The ValueGuard II Individual and Group Deferred Variable Annuity • The Guardian C+C Variable Annuity

The Guardian CxC Variable Annuity • The Guardian Investor Group Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

1.	the Prospectus dated May 1, 2014 for The Guardian Investor IISM Variable Annuity issued through The Guardian Separate Account R;
2.	the Prospectus dated May 1, 2014 for The Guardian Investor® Individual Variable Annuity issued through The Guardian Separate Account D;
3.	the Prospectus dated May 1, 2014 for The Guardian Investor Variable Annuity B Series® issued through The Guardian Separate Account R;
4.	the Prospectus dated May 1, 2014 for The Guardian Investor Variable Annuity L Series® issued through The Guardian Separate Account R;
5.	the Prospectus dated May 1, 2014 for The Guardian Investor Asset Builder® Variable Annuity issued through The Guardian Separate Account R;
6.	the Prospectus dated May 1, 2014 for The Guardian Investor Income Access® Variable Annuity issued through The Guardian Separate Account Q;
7.	the Prospectus dated April 30, 2014 for The Guardian Investor Retirement Asset Manager® Variable Annuity issued through The Guardian Separate Account E;
8.	the Prospectus dated May 1, 2010 for The ValueGuard II Individual and Group Deferred Variable Annuity issued through The Guardian Separate Account A;
9.	the Prospectus dated May 1, 2007 for The Guardian C+C Variable Annuity issued through The Guardian Separate Account F;
10.	the Prospectus dated May 1, 2007 for The Guardian CxC Variable Annuity issued through The Guardian Separate Account F; and
11.	the Prospectus dated May 1, 1998 for The Guardian Investor Group Variable Annuity issued through The Guardian Separate Account D.

Effective March 31, 2015, Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) will replace Guardian Investor Services LLC as the distributor and principal underwriter of the variable life insurance policies and variable annuity contracts issued by GIAC.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.